Disaggregation of Revenues (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenues [Line Items]
Revenue amount	$ 62,090	$ 151,545	$ 257,950	$ 269,952		$ 628,149	$ 507,920
Related Party [Member]
Disaggregation of Revenues [Line Items]
Revenue amount	46,381	$ 62,345	101,047	$ 141,484		221,894	$ 266,142
Advertising Space [Member]
Disaggregation of Revenues [Line Items]
Revenue amount			119,036		$ 271,638
Media Distribution Services [Member]
Disaggregation of Revenues [Line Items]
Revenue amount			125,000			125,000
Software Solutions for Development [Member] | Related Party [Member]
Disaggregation of Revenues [Line Items]
Revenue amount	$ 46,381
FAST Channel Buildouts [Member] | Related Party [Member]
Disaggregation of Revenues [Line Items]
Revenue amount			101,047
FAST Channel Buildouts [Member] | Related Party [Member]
Disaggregation of Revenues [Line Items]
Revenue amount			89,047			175,394
Channel Streaming [Member] | Related Party [Member]
Disaggregation of Revenues [Line Items]
Revenue amount			12,000			46,500
FreeCast Ad Platform [Member] | Advertising Space [Member]
Disaggregation of Revenues [Line Items]
Revenue amount			$ 5,964			$ 146,638